Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Gain [Member]
Beginning Balance at Dec. 31, 2009	$ 995,259	$ 808	$ 1,052,192	$ (57,741)
Beginning Balance, shares at Dec. 31, 2009		80,800,000
Net income (loss)	(45,464)			(45,464)
Ending Balance at Dec. 31, 2010	949,795	808	1,052,192	(103,205)
Beginning Balance, shares at Dec. 31, 2010		80,800,000
Issuance of common stock	12,836	10	12,826
Issuance of common stock, shares		1,041,920
Equity-based compensation	823	6	817
Equity-based compensation, shares		576,888
Dividend declared to stockholders	(110,100)		(110,100)
Net income (loss)	19,113			19,113
Ending Balance at Dec. 31, 2011	872,467	824	955,735	(84,092)
Ending Balance, shares at Dec. 31, 2011		82,418,808
Equity-based compensation	1,191	3	1,188
Equity-based compensation, shares		318,200
Unrealized gain (loss) on derivatives, net of tax	(1,254)				(1,254)
Dividend declared to stockholders	(500,000)		(500,000)
Net income (loss)	77,444			77,444
Ending Balance at Dec. 31, 2012	449,848	827	456,923	(6,648)	(1,254)
Ending Balance, shares at Dec. 31, 2012		82,737,008
Equity-based compensation	4,704	1	4,703
Equity-based compensation, shares		74,561
Unrealized gain (loss) on derivatives, net of tax	1,453				1,453
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs	245,441	100	245,341
Issuance of common stock in initial public offering, net of underwriter commissions and offering costs, shares		10,000,000
Conversion of common stock into unvested restricted shares		(32)	32
Conversion of common stock into unvested restricted shares, shares		(3,216,719)
Vesting of restricted shares		0	0
Vesting of restricted shares, shares		31,675
Dividend declared to stockholders	(36,144)		(18,072)	(18,072)
Net income (loss)	63,985			63,985
Ending Balance at Sep. 30, 2013	$ 729,287	$ 896	$ 688,927	$ 39,265	$ 199
Ending Balance, shares at Sep. 30, 2013		89,626,525